RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - EFFECTS ON EARNINGS AND COMPREHENSIVE INCOME (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD (34)	CAD (484)	CAD (1,128)
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	106	119	106
De-designation of qualifying hedges in connection with the Canadian Restructuring Plan (Note 1)		338
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	61	26	210
Total unrealized derivative fair value gains/(loss), net	509	(2,373)	96
Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	509	(2,373)	106
Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Estimated gain of AOCI related to cash flow hedges reclassified to earnings in the next 12 months	CAD 23
Period to hedge exposures to the variability of cash flows for all forecasted transactions	36 months
Foreign exchange contracts | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	CAD 2	9	8
Foreign exchange contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	935	(2,187)	(936)
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	497	(1,383)	(496)
Foreign exchange contracts | Non-Qualifying Derivative Instruments | Other income/(expense)
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	438	(804)	(440)
Foreign exchange contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(19)	77	8
Foreign exchange contracts | Net Investment Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	22	(248)	(113)
Interest rate contracts | Interest expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	145	128	101
De-designation of qualifying hedges in connection with the Canadian Restructuring Plan (Note 1)		338
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)	61	21	216
Interest rate contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	73	(363)	4
Interest rate contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	(90)	(275)	(1,086)
Commodity contracts | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(12)	(46)	4
Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)		5	(6)
Commodity contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(508)	199	1,031
Commodity contracts | Non-Qualifying Derivative Instruments | Transportation and other services revenues
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(52)	328	741
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity sales
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(474)	(226)	0
Commodity contracts | Non-Qualifying Derivative Instruments | Commodity costs
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	38	99	303
Commodity contracts | Non-Qualifying Derivative Instruments | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	(20)	(2)	(13)
Commodity contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	14	9	50
Other contracts | Operating and administrative expense
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)	(29)	28	(7)
Other contracts | Non-Qualifying Derivative Instruments
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Total unrealized derivative fair value gains/(loss), net	9	(22)	7
Other contracts | Cash Flow Hedges
The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income
Amount of unrealized gains/(loss) recognized in OCI	CAD 39	CAD (47)	CAD 13